INCOME STATEMENT DETAILS (Schedule of Disaggregation of Revenues) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Total revenues		₪ 3,234	[1]	₪ 3,259	[2]	₪ 3,268	[2]
Cellular Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers		990		1,045		1,126
Segment revenue - Services to business customers		808		798		852
Segment revenue - Services revenue total		1,798		1,843		1,978
Segment revenue - Equipment	[2]	571		643		610
Total revenues	[2]	2,369		2,486		2,588
Fixed-Line Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers		513		418		320
Segment revenue - Services to business customers		412		434		457
Segment revenue - Services revenue total		925		852		777
Segment revenue - Equipment	[2]	103		92		76
Total revenues	[2]	1,028		944		853
Elimination [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers		(87)		(95)		(98)
Segment revenue - Services to business customers		(76)		(76)		(75)
Segment revenue - Services revenue total		(163)		(171)		(173)
Total revenues	[2]	(163)		(171)		(173)
Consolidated [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers		1,416		1,368		1,348
Segment revenue - Services to business customers		1,144		1,156		1,234
Segment revenue - Services revenue total		2,560		2,524		2,582
Segment revenue - Equipment	[2]	674		735		686
Total revenues	[2]	₪ 3,234		₪ 3,259		₪ 3,268

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	See Note 2(o) regarding the adoption of IFRS16, Leases. For 2019 the impact of the adoption of IFRS 16 was an increase of NIS 141 million in the cellular segment Adjusted EBITDA and an increase of NIS 16 million in the fixed-line segment Adjusted EBITDA.